Condensed Interim Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Ordinary shares [member]	Preference shares [member]	Reserve [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 89,006	$ 591	$ 4,175	$ (54,341)	$ 39,431
Beginning balance, shares at Dec. 31, 2019	88,690,791
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(2,415)	(2,415)
Share capital issued through private placement	$ 1,480				1,480
Share capital issued through private placement, shares	21,142,857
Share issue costs	$ (121)				(121)
Value allocated to warrants	(735)		735
Expired warrants			(2,572)	2,572
Forfeited/expired options			(241)	241
Share-based payments			969		969
Ending balance, value at Sep. 30, 2020	$ 89,630	591	3,066	(53,943)	39,344
Ending balance, shares at Sep. 30, 2020	109,833,648
Beginning balance, value at Dec. 31, 2020	$ 89,627	591	2,096	(53,299)	39,015
Beginning balance, shares at Dec. 31, 2020	109,833,648
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(1,782)	(1,782)
Share capital issued through private placement	$ 1,933				1,933
Share capital issued through private placement, shares	8,290,665
Share capital issued through exercise of warrants	$ 706				706
Share capital issued through exercise of warrants, shares	6,725,019
Exercised warrants	$ 261		(261)
Share issue costs	(33)				(33)
Value allocated to warrants	(614)		614
Forfeited/expired options			(98)	98
Share-based payments			837		837
Ending balance, value at Sep. 30, 2021	$ 91,880	$ 591	$ 3,188	$ (54,983)	$ 40,676
Ending balance, shares at Sep. 30, 2021	124,849,332